Leases (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 80	$ 195
Right-of-use assets obtained in exchange for operating lease liabilities	$ 0	$ 563